Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 230,000,000.00
Previously Paid Amount	31,763.00
Total Fee Amount	31,763.01
Total Offset Amount	0.00
Net Fee	$ 0.01
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A